STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

December 23, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Mr. Edward P. Bartz

Re:	Central Park Group Multi-Event Fund (the "Fund")
(File Nos. 333-139002, 811-21984)

Ladies and Gentlemen:

On behalf of the Fund, transmitted for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 6  ("Amendment No. 6") to the Fund's Registration Statement (the "Registration Statement") on Form N-2 (also constituting Amendment No. 8 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

Amendment No. 6 is being filed in order to delay the effectiveness of Post-Effective Amendment No. 5 to the Fund's Registration Statement ("Amendment No. 5"), filed on October 26, 2011.  We anticipate delaying the effective date of Amendment No. 5 to the Fund's Registration to February 1, 2012.

Amendment No. 5 was filed principally to reflect a change in the Fund's investment adviser, and to register an additional $50,000,000 of Shares of Beneficial Interest.  On December 9, 2011, Mr. Edward P. Bartz of the Staff of the Commission provided the undersigned with comments to Amendment No. 5.

We propose to file a subsequent amendment (Amendment No. 7) to the Fund's Registration Statement pursuant to Rule 486(b) under the 1933 Act in January 2012 in order to:  (i) respond to comments of the Staff of the Commission to Amendment No. 5; (ii) complete omitted data; (iii) incorporate the Fund's audited financial statements for the year ended October 31, 2011; (iv) file certain exhibits, including opinions and consents of counsel and the consent of the Fund's independent registered public accounting firm; and (v) to make certain other updating revisions.  The prospectus and statement of additional information to be included in Amendment No. 7 will be marked to indicate changes from those versions filed pursuant to Rule 486(b) under the 1933 Act on October 26, 2011.

Please telephone the undersigned at 212.806.6443, or Gary L. Granik of this office at 212.806.5790, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:     Gary L. Granik